Note 46	12 Months Ended
Dec. 31, 2022
Provisions or reversal of provisions [Abstract]
Disclosure of Provisions or reversal of provisions [Text Block]	Provisions or reversal of provisions
For the years ended December 31, 2022, 2021 and 2020, the net provisions recognized in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	2022	2021	2020
Pensions and other post-employment defined benefit obligations	25	(89)	61	210
Commitments and guarantees given		87	8	192
Pending legal issues and tax litigation		210	135	208
Other provisions (1)		84	814	136
Total		291	1,018	746
(1) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).